Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	Bramshill Income Performance Fund
Class Name	Institutional Class
Trading Symbol	BRMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bramshill Income Performance Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bramshillfunds.com. You can also request this information by contacting us at 877-272-6718.
Additional Information Phone Number	877-272-6718
Additional Information Website	https://www.bramshillfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	1.07%*
[1]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%	[1]
Updated Performance Information Location [Text Block]	Visit https://www.bramshillfunds.com for more recent performance information.
Net Assets	$ 986,296,695
Holdings Count | $ / shares	81
Advisory Fees Paid, Amount	$ 3,760,379
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$986,296,695
Number of Holdings	81
Net Advisory Fee	$3,760,379
Portfolio Turnover	21%
Average Credit Quality	A-
Effective Duration	5.7 yrs

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Note/Bond	12.5%
United States Treasury Bill	10.1%
First American Government Obligations Fund	5.2%
United States Treasury Bill	4.5%
Sempra Energy Depositary Shares	3.1%
BP Capital Markets PLC	3.0%
Wells Fargo & Co.	3.0%
JPMorgan Ultra-Short Income ETF	3.0%
iShares Short Maturity Bond ETF	3.0%
Charles Schwab Corp. (The) Depositary Shares	2.5%

Security Type	(%)
Corporate Bonds	30.9%
Preferred Stocks	24.2%
U.S. Treasury Bills	14.6%
U.S. Treasury Securities	12.5%
Exchange Traded Funds	10.1%
Money Market Funds	5.6%
Closed End Funds	1.9%
Open End Funds	0.4%
Cash & Other	-0.2%

Updated Prospectus Web Address	https://www.bramshillfunds.com.

[1]
*	Expense ratio is annualized.